Additional Financial Information (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Additional Financial Information [Abstract]
Reserve for returns and allowances on accounts receivable	$ 56.2	$ 68.6
Provision for doubtful accounts receivable	7.5	9.0
Interest paid	119.7	79.8	$ 42.7
Income Taxes Paid (Received), Net	$ (20.3)	$ 14.3	$ 10.2